Quarterly Financial Summary	12 Months Ended
Dec. 25, 2010
Quarterly Financial Data [Abstract]
Quarterly Financial Summary
Note 18: Quarterly Financial Summary (Unaudited)
Following is a summary of the unaudited interim results of operations for each quarter in the years ended December 25, 2010 and December 26, 2009.

(in millions, except per share amounts)	First quarter	Second quarter	Third quarter	Fourth quarter
Year ended December 25, 2010:
Net sales	$557.1	$565.1	$523.2	$655.0
Gross margin	372.9	383.5	346.4	431.4
Net income	47.1	57.9	39.9	80.7
Basic earnings per share	0.75	0.92	0.64	1.29
Diluted earnings per share	0.73	0.90	0.62	1.26
Dividends declared per share	0.25	0.25	0.25	0.30
Composite stock price range:
High	49.51	54.15	44.27	50.46
Low	41.44	36.19	36.12	43.32
Close	47.77	40.09	44.04	48.21
Year ended December 26, 2009:
Net sales	$462.8	$524.7	$514.0	$626.0
Gross margin	302.7	348.8	341.6	415.9
Net income	25.6	33.1	32.3	84.1
Basic earnings per share	0.41	0.53	0.52	1.34
Diluted earnings per share	0.41	0.52	0.50	1.31
Dividends declared per share	0.22	0.22	0.22	0.25
Composite stock price range:
High	24.75	27.63	40.94	50.20
Low	10.91	15.80	25.01	37.49
Close	16.72	26.24	38.74	47.14
Certain items impacting quarterly comparability for 2010 and 2009 were as follows:

•
Pretax re-engineering and impairment costs of $1.6 million, $2.0 million, $0.4 million and $3.6 million were recorded in the first through fourth quarters of 2010, respectively. Pretax re-engineering and impairment costs of $2.7 million, $1.4 million, $2.4 million and $1.5 million were recorded in the first through fourth quarters of 2009, respectively.

•
In the fourth quarter of 2010, the Company recorded a $4.3 million impairment related to certain intangibles and goodwill, associated with a decision by the Company to cease operating its Swissgarde business as an independent entity. In the second quarter of 2009, as a result of interim impairment tests performed, the Company recorded $28.1 million of impairments to goodwill and intangible assets.

•	In the second and fourth quarter of 2009, the Company recorded $10.1 million and $8.9 million, respectively, in insurance gains related to the fire in South Carolina.

•	In the fourth quarter of 2009, the Company recorded a $2.9 million gain from the sale of property in Australia.

•
In the third and fourth quarter of 2009, the Company recorded $4.9 million and $3.5 million, respectively, in foreign currency losses associated with converting cash generated by its Venezuelan business at an exchange rate less favorable than had been recorded in the balance sheet and from translating the year end 2009 Venezuelan balance sheet for the first time at the parallel exchange rate available in that country and not the official exchange rate. See Note 1 to the Consolidated Financial Statements under the caption, Foreign Currency Translation.